Stock-Based Compensation - Schedule of Fair Value of Stock-Based Compensation Awards (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	4 years
Expected volatility	68.19%
Expected dividend rate	0.00%	0.00%
Risk-free rate	3.65%
Minimum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term		4 years
Expected volatility		59.63%
Risk-free rate		3.73%
Maximum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term		5 years
Expected volatility		63.35%
Risk-free rate		4.36%